Statement Of Partners Capital (HOST HOTELS & RESORTS L.P., USD $) In Millions	USD ($)	Preferred Units	Common Units	Preferred Limited Partner USD ($)	General Partner USD ($)	Limited Partner USD ($)	Accumulated Other Comprehensive Income USD ($)	Non-controlling Interests of Consolidated Partnerships USD ($)	Limited Partnership Interests of Third Parties USD ($)	Comprehensive Income (Loss) USD ($)
Beginning Balance at Dec. 31, 2007		4.0	522.6
Beginning Balance at Dec. 31, 2007				$ 97	$ 1	$ 5,281	$ 45	$ 28	$ 312
Redemptions of limited partnership interests of third parties for common stock			8.8
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans			0.4
Repurchase of common OP units			(6.5)
Net (loss) income	414					395		3	16	414
Common OP unit issuances									92
Redemptions of limited partner interests for common stock						92			(92)
Other changes in ownership						156			(156)
Other comprehensive income (loss):
Foreign currency translation and other comprehensive income of unconsolidated affiliates										(46)
Change in fair value of derivative instruments							6			6
Comprehensive income (loss)										374
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans						7
Distribution on common OP unit						(338)			(14)
Distribution on preferred OP unit						(9)
Distributions to non-controlling interests of consolidated partnerships								(7)
Repurchase of common OP units						(99)
Ending Balance at Dec. 31, 2008		4.0	525.3
Ending Balance at Dec. 31, 2008				97	1	5,485	5	24	158
Common OP unit issuances			103.6
Redemptions of limited partnership interests of third parties for common stock			3.4
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans			0.4
Net (loss) income	(258)					(252)		(1)	(5)	(258)
Common OP unit issuances						767
Unrealized loss on HMS Host common stock							(4)			(4)
Redemptions of limited partner interests for common stock						33			(33)
Other changes in ownership						(19)			19
Other comprehensive income (loss):
Foreign currency translation and other comprehensive income of unconsolidated affiliates							15			15
Change in fair value of derivative instruments							(4)			(4)
Comprehensive income (loss)										(251)
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans						6
Distribution on common OP unit						(16)
Distribution on preferred OP unit						(9)
Issuance of 2009 Exchangeable Senior Debentures						82
Contributions from non-controlling interests of consolidated partnerships								1
Distributions to non-controlling interests of consolidated partnerships								(2)
Ending Balance at Dec. 31, 2009		4.0	632.7
Ending Balance at Dec. 31, 2009	6,209			97	1	6,077	12	22	139
Common OP unit issuances			26.4
Redemptions of limited partnership interests of third parties for common stock			1.2
Units issued to Host Inc for the comprehensive stock and employee stock purchase plans			1.1
Redemption of preferred stock		(4.0)
Net (loss) income	(132)					(130)			(2)	(132)
Common OP unit issuances						407
Redemptions of limited partner interests for common stock						15			(15)
Other changes in ownership						(69)			69
Other comprehensive income (loss):
Foreign currency translation and other comprehensive income of unconsolidated affiliates							8			8
Change in fair value of derivative instruments							5			5
Comprehensive income (loss)										(119)
Units issued to Host Inc. for the comprehensive stock and employee stock purchase plans						10
Distribution on common OP unit						(26)
Distribution on preferred OP unit						(4)
Redemption of preferred stock				(97)		(4)
Contributions from non-controlling interests of consolidated partnerships								11
Distributions to non-controlling interests of consolidated partnerships								(4)
Ending Balance at Dec. 31, 2010			661.4
Ending Balance at Dec. 31, 2010	$ 6,331				$ 1	$ 6,276	$ 25	$ 29	$ 191